Stockholders' equity - Obligations to deliver (Details) SFr / shares in Units, SFr in Millions, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended			18 Months Ended
	Feb. 28, 2022 SFr / shares	Feb. 23, 2022 USD ($) shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2021 USD ($) shares
Option Indexed to Issuer's Equity [Line Items]
Call options held by bank (in shares)			5,400,000			5,400,000	5,400,000
Call options held by the bank, weighted-average strike price (in Swiss francs per share) | SFr / shares			SFr 21.93
Call options held by bank, exercisable (in shares)			3,500,000			3,500,000	3,500,000
Call options held by the bank, exercisable, weighted-average strike price (in Swiss francs per share) | SFr / shares			SFr 22.64
Shares repurchased/cancelled			20,000,000			129,000,000
Cancellation of treasury shares (in shares)			115,000,000
Subsequent event
Option Indexed to Issuer's Equity [Line Items]
Proposed distribution (in Swiss francs per share) | SFr / shares	SFr 0.82
Subsequent event | Buyback program
Option Indexed to Issuer's Equity [Line Items]
Shares repurchased, shares		21,000,000
Shares repurchased, value | $		$ 735
Subsequent event | Open market
Option Indexed to Issuer's Equity [Line Items]
Shares repurchased, shares		9,000,000
Shares repurchased, value | $		$ 326
Minimum
Option Indexed to Issuer's Equity [Line Items]
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares			SFr 19.00			SFr 19.00
Call options held by the bank, exercisable, strike price (in Swiss francs per share) | SFr / shares			19.00			19.00
Maximum
Option Indexed to Issuer's Equity [Line Items]
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares			23.50			23.50
Call options held by the bank, exercisable, strike price (in Swiss francs per share) | SFr / shares			SFr 23.50			SFr 23.50
ABB Ltd (unconsolidated)
Option Indexed to Issuer's Equity [Line Items]
Total statutory stockholders' equity			SFr 6,837			SFr 6,837	$ 7,490
Share capital of ABB Ltd, Zurich			246			246	270
Reserves of ABB Ltd, Zurich			9,443			9,443	10,345
Restricted legal reserves for own shares of ABB Ltd, Zurich			2,853			2,853	3,125
Share capital restricted and not available for distribution			SFr 49			SFr 49	$ 54
Percentage of share capital restricted			20.00%			20.00%	20.00%
Options under 2016 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares			SFr 21.50			SFr 21.50
Options under 2016 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			2,000,000			2,000,000	2,000,000
Options under 2017 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares			SFr 22.50			SFr 22.50
Options under 2017 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			13,000,000			13,000,000	13,000,000
Options under 2018 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares			SFr 23.50			SFr 23.50
Options under 2018 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			12,000,000			12,000,000	12,000,000
Options under 2019 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares			SFr 19.00			SFr 19.00
Options under 2019 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			8,000,000			8,000,000	8,000,000
ESAP
Option Indexed to Issuer's Equity [Line Items]
Shares issued from treasury stock (in shares)			1,700,000	1,400,000	500,000
ESAP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			2,000,000			2,000,000	2,000,000
Other share-based payment arrangements | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options and shares granted (in shares)			1,000,000			1,000,000	1,000,000
MIP
Option Indexed to Issuer's Equity [Line Items]
Shares issued relating to call options (in shares)			36,000,000	17,000,000
LTIP 2021, 2020 and 2019 Launches
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of shares granted (in shares)			8,000,000			8,000,000	8,000,000